General And Administrative Expenses - Summary of General and Administrative Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about General And Administrative Expense [Abstract]
Employee-related cost	₽ 1,600	₽ 924	₽ 680
Depreciation and amortization	1,273	947	150
Share-based compensation expense	358	141	124
Premises rental	0	0	428
Other general and administrative expenses	498	378	360
Total	₽ 3,729	₽ 2,390	₽ 1,742